Financial Instruments and Fair Value Measurements - Senior Notes and Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
7.25% Senior Unsecured Notes
Senior notes and credit facilities:
Senior notes, estimated fair value	$ 501,250
Senior notes, carrying value net of financing fees	491,451
9.5% Senior Unsecured Notes due 2016
Senior notes and credit facilities:
Senior notes, estimated fair value		531,250
Senior notes, carrying value net of financing fees		493,915
Drill Rigs Senior Notes
Senior notes and credit facilities:
Senior notes, estimated fair value	828,000	863,504
Senior notes, carrying value net of financing fees	786,306	784,485
Loans
Senior notes and credit facilities:
Senior notes, estimated fair value	1,826,474	1,951,790
Senior notes, carrying value net of financing fees	$ 1,831,254	$ 1,839,170